Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2019
Disclosure of internal credit grades [line items]
ECL allowance	$ 32		$ 32		$ 23
Expected credit loss allowance on debt securities classified at amortized cost	15	$ 2	15	$ 1	2
Residential mortgages	213,254		213,254		208,652
Business and government loans	147,855		147,855		125,798
Customers' liability under acceptances	8,993		8,993		9,167
Financial instruments credit-impaired [member] | Other assets [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	38		38		25
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	8,993		8,993		9,167
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	13	$ 0	13	$ 0	0
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	857		857		751
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	41		41		60
Business and government loans	$ 23,104		$ 23,104		$ 21,182